SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Rents received in advance	$ 2,566,504	$ 1,819,943
Cash and Cash Equivalents	1,076,402	0
Advertising and marketing costs	3,126	109,220
Pays commissions to third-party	6,549,422	1,719,724
Provision for income taxes	0	0
Accrued sales tax payable	229,371	296,000
Net Income (Loss) Attributable to Parent	9,390,353	$ 2,233,384
Working capital deficit	$ 13,892,020